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                [LETTERHEAD OF J.P. MORGAN INVESTOR SERVICES CO.
                 73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]



May 3, 2007


FILED VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:      Office of Filings, Information & Consumer Services

Re:             MLIG Variable Insurance Trust
                File Nos. 333-83074 and 811-21038
                Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 9 to the Registration Statement of MLIG Variable Insurance Trust which became effective with the Securities and Exchange Commission on May 1, 2007.

Please direct any questions or comments relating to this certification to me at 609-274-5390.

Very truly yours,


/s/ Barry G. Skolnick
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Barry G. Skolnick
Secretary and Chief Compliance Officer